UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Dec 31, 2011
                                                -------------------

Check here if Amendment [ ]; Amendment Number:
                                                ---
This Amendment (Check only one.):
   [   ]  is a restatement.
   [   ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
          ------------------------------------------------
Address:   Mejirodai Bldg., 3-29-20, Mejirodai, Bunkyo-ku,
          ------------------------------------------------
           Tokyo, 112-8688, Japan
          ------------------------------------------------

Form 13F File Number: 28- 13570
                      ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Shingo Sumimoto
         ---------------------------------------------
Title:    General Manager, Corporate Planning Division
         ---------------------------------------------
Phone:    81-3-6742-1100
         ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Shingo Sumimoto,   Tokyo, Japan   13 February 2012

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd.
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                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           1
                                         ---------
Form 13F Information Table Entry Total:     108
                                         ---------
Form 13F Information Table Value Total:   347,227
                                         ---------
                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc.
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

                          FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------
     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE          VALUE   SHRS/  SH/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000) PRN AMT PRM CALL DSCRETN MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
ADOBE SYS INC	COM  00724F101      34	    1,190  SH       DEFINED        1,190   0     0
ADOBE SYS INC	COM  00724F101     427	   15,100  CALL     DEFINED       15,100   0     0
AFFYMAX INC	COM  00826A109      73	   11,000  CALL     DEFINED       11,000   0     0
AMAZON COM INC  COM  023135106      87        500  SH       DEFINED          500   0     0
AMAZON COM INC  COM  023135106   7,011     40,500  PUT      DEFINED       40,500   0     0
AMGEN INC       COM  031162100     246      3,830  SH       DEFINED        3,830   0     0
APPLE INC       COM  037833100   3,398      8,390  SH       DEFINED        8,390   0     0
APPLE INC       COM  037833100 101,250    250,000  CALL     DEFINED      250,000   0     0
ASSURED GUARANTY
 LTD            COM  G0585R106    197      15,000  SH       DEFINED       15,000   0     0
ASSURED GUARANTY
 LTD            COM  G0585R106    657      50,000  CALL     DEFINED       50,000   0     0
AT&T INC        COM  00206R102    294       9,730  SH       DEFINED        9,730   0     0
AUSTRALIA ACQUISITION
 CORP           SHS  G06368107    296      30,000  SH       DEFINED       30,000   0     0
BAIDU INC	SPONSORED
                ADR  056752108  1,663      14,280  SH       DEFINED       14,280   0     0
BANK OF AMERICA
 CORPORATION    COM  060505104  2,371     426,500  SH       DEFINED      426,500   0     0
BANK OF AMERICA
 CORPORATION    COM  060505104      6       1,000  PUT      DEFINED        1,000   0     0
BARCLAYS BK PLC IPTH S&P MT
                ETN  06740C519    401       6,612  SH       DEFINED        6,612   0     0
BARRICK GOLD
 CORP           COM  067901108    554      12,250  SH       DEFINED       12,250   0     0
BEST BUY INC    COM  086516101    467      20,000  SH       DEFINED       20,000   0     0
BEST BUY INC    COM  086516101    467      20,000  PUT      DEFINED       20,000   0     0
BLUE NILE INC   IPATH S&P MT
                ETN  09578R103    184       4,500  SH       DEFINED        4,500   0     0
BLUE NILE INC   IPATH S&P MT
                ETN  09578R103    184       4,500  PUT      DEFINED        4,500   0     0
BLUE WOLF MONGOLIA
 HOLDINGS       SHS  G11962100    337      35,000  SH       DEFINED       35,000   0     0
BOSTON SCIENTIFIC
 CORP           COM  101137107     71      13,270  SH       DEFINED       13,270   0     0
BRISTOL-MYERS
 SQUIBB CO      COM  110122108     97       2,750  SH       DEFINED        2,750   0     0
BRISTOL-MYERS
 SQUIBB CO      COM  110122108  2,114      60,000  CALL     DEFINED       60,000   0     0
BROADCOM CORP   CL A 111320107  2,673      91,030  SH       DEFINED       91,030   0     0
BROCADE COMMUN  COM
 ICATIONS SYS   NEW  111621306     62      11,850  SH       DEFINED       11,850   0     0
CAPITAL ONE FINANCIAL
 CORP           COM  14040H105     23         540  SH       DEFINED          540   0     0
CAZADOR ACQUISITION
 CORPORAT       SHS  G19867103     98      10,000  SH       DEFINED       10,000   0     0
CHINA DIGITAL   SPONSORED
 TV HLDG CO LTD ADR  16938G107  2,448     772,320  SH       DEFINED      772,320   0     0
CISCO SYS INC   COM  17275R102    486      26,880  SH       DEFINED       26,880   0     0
CLOUD PEAK
 ENERGY INC     COM  18911Q102     58       3,000  SH       DEFINED        3,000   0     0
CLOUD PEAK
 ENERGY INC     COM  18911Q102    193      10,000  CALL     DEFINED       10,000   0     0
COMCAST CORP
 NEW            CL A 20030N101    129       5,430  SH       DEFINED        5,430   0     0
COMPANHIA SIDERURGICA NATIONAL STEEL COMPANY
      SPONSORED ADR  20440W105    127      15,500  SH       DEFINED       15,500   0     0
CONOCOPHILLIPS  COM  20825C104     78       1,070  SH       DEFINED        1,070   0     0
DELL INC        COM  24702R101    146      10,000  SH       DEFINED       10,000   0     0
DELL INC        COM  24702R101    146      10,000  PUT      DEFINED       10,000   0     0
DYNEGY INC DEL  COM  26817G300     69      25,000  SH       DEFINED       25,000   0     0
E TRADE         COM
 FINANCIAL CORP NEW  269246401     69       8,680  SH       DEFINED        8,680   0     0
E TRADE         COM
 FINANCIAL CORP NEW  269246401    239      30,000  CALL     DEFINED       30,000   0     0
EXXON MOBIL
 CORP           COM  30231G102    292       3,440  SH       DEFINED        3,440   0     0
F5 NETWORKS INC COM  315616102    162       1,530  SH       DEFINED        1,530   0     0
F5 NETWORKS INC COM  315616102    106       1,000  PUT      DEFINED        1,000   0     0
FAMILY DLR      SPONSORED
 STORES INC     ADR  307000109    720      12,490  SH       DEFINED       12,490   0     0
FEDEX CORP      CL B
                NEW  31428X106     33         400  SH       DEFINED          400   0     0
FEDEX CORP      CL B
                NEW  31428X106  1,670      20,000  CALL     DEFINED       20,000   0     0
GENERAL ELECTRIC
 CO             COM  369604103    172       9,610  SH       DEFINED        9,610   0     0
GENERAL MTRS CO COM  37045V100    203      10,000  CALL     DEFINED       10,000   0     0
GOODRICH CORP   COM  382388106  3,711      30,000  SH       DEFINED       30,000   0     0
GOOGLE INC      CL A 38259P508  1,188       1,840  SH       DEFINED        1,840   0     0
HASBRO INC      COM  418056107    478      15,000  PUT      DEFINED       15,000   0     0
HEALTHSPRING
 INC            COM  42224N101    545      10,000  SH       DEFINED       10,000   0     0
HEINZ H J CO    COM  423074103    270       5,000  PUT      DEFINED        5,000   0     0
HEWLETT PACKARD
 CO             COM  428236103    258      10,000  CALL     DEFINED       10,000   0     0
HOLLYFRONTIER
 CORP           COM  436106108  1,001      42,789  SH       DEFINED       42,789   0     0
HOME DEPOT INC  COM  437076102    128       3,040  SH       DEFINED        3,040   0     0
HOME DEPOT INC  COM  437076102    210       5,000  CALL     DEFINED        5,000   0     0
INFOSYS LTD     SPONSORED
                ADR  456788108     12         240  SH       DEFINED          240   0     0
INTEL CORP      COM  458140100    409      16,860  SH       DEFINED       16,860   0     0

ISHARES TR      FTSE CHINA25
                IDX  464287184  5,754     165,000  SH       DEFINED      165,000   0     0
ISHARES TR      MSCI EMERG
                MKT  464287234  9,485     250,000  SH       DEFINED      250,000   0     0
JOHNSON &
 JOHNSON        COM  478160104    165       2,510  SH       DEFINED        2,510   0     0
JPMORGAN CHASE
 & CO           COM  46625H100   2,550     76,690  SH       DEFINED       76,690   0     0
JPMORGAN CHASE
 & CO           COM  46625H100   2,494     75,000  PUT      DEFINED       75,000   0     0
KINDER MORGAN
 INC DEL        COM  49456B101   1,609     50,000  CALL     DEFINED       50,000   0     0
MARATHON OIL
 CORP           COM  565849106   1,000     34,153  SH       DEFINED       34,153   0     0
MBIA INC        COM  55262C100     232     20,000  SH       DEFINED       20,000   0     0
MBIA INC        COM  55262C100     580     50,000  CALL     DEFINED       50,000   0     0
MEMC ELECTR MATLS
 INC            COM  552715104      73     18,580  SH       DEFINED       18,580   0     0
MERCK & CO INC  COM  58933Y105       4        100  SH       DEFINED          100   0     0
MICRON TECHNOLOGY
 INC            COM  595112103      80     12,780  SH       DEFINED       12,780   0     0
MICROSOFT CORP  COM  594918104     684     26,350  SH       DEFINED       26,350   0     0
MOTOROLA MOBILITY HLDGS
 IND            COM  620097105   1,940     50,000  SH       DEFINED       50,000   0     0
NEOPHOTONICS
  CORP          COM  64051T100     789    172,276  SH       DEFINED      172,276   0     0
NETAPP INC      COM  64110D104     820     22,620  SH       DEFINED       22,620   0     0
NETAPP INC      COM  64110D104     725     20,000  CALL     DEFINED       20,000   0     0
NETAPP INC      COM  64110D104     725     20,000  PUT      DEFINED       20,000   0     0
NIKE INC        CL B 654106103   1,927     20,000  PUT      DEFINED       20,000   0     0
NOMURA HLDGS    SPONSORED
 INC            ADR  65535H208     703    236,000  SH       DEFINED      236,000   0     0
OCWEN FINANCIAL COM
 CORP           NEW  675746309     145     10,000  CALL     DEFINED       10,000   0     0
ONYX PHARMACEUTICALS
 INC            COM  683399109     220      5,000  CALL     DEFINED        5,000   0     0
ORACLE CORP     COM  68389X105     332     12,930  SH       DEFINED       12,930   0     0
ORACLE CORP     COM  68389X105     513     20,000  CALL     DEFINED       20,000   0     0
PATRIOT COAL
 CORP           COM  70336T104      85     10,000  CALL     DEFINED       10,000   0     0
PFIZER INC      COM  717081103     118      5,440  SH       DEFINED        5,440   0     0
PFIZER INC      COM  717081103   1,731     80,000  CALL     DEFINED       80,000   0     0
PRECIDIAN ETFS  MAXIS NIKKEI
 TR                  74016W106 156,545 11,986,627  SH       DEFINED   11,986,627   0     0
PROCTER & GAMBLE
 CO             COM  742718109      76      1,140  SH       DEFINED        1,140   0     0
PROCTER & GAMBLE
 CO             COM  742718109     767     11,500  PUT      DEFINED       11,500   0     0
QUALCOMM INC    COM  747525103     423      7,740  SH       DEFINED        7,740   0     0
SALESFORCE. COM
 INC            COM  79466L302      24        240  SH       DEFINED          240   0     0
SALESFORCE. COM
 INC            COM  79466L302     710      7,000  PUT      DEFINED        7,000   0     0
SELECT SECTOR   SBI INT-FINL
 SPDR TR             81369Y605     650     50,000  CALL     DEFINED       50,000   0     0
SK TELECOM      SPONSORED
 CO LTD	        ADR  78440P108     578     42,470  SH       DEFINED       42,470   0     0
SUCCESSFACTORS
 INC            COM  864596101     797     20,000  SH       DEFINED       20,000   0     0
SUMITOMO MITSUI SPONSORED
 FINL GROUP     ADR  86562M209   1,102    200,000  SH       DEFINED      200,000   0     0
SUNTECH PWR HLDGS
 CO LTD         ADR  86800C104      45     20,190  SH       DEFINED       20,190   0     0
TATA MTRS LTD   SPONSORED
                ADR  876568502     264     15,620  SH       DEFINED       15,620   0     0
TENET HEALTHCARE
 CORP           COM  88033G100      74     14,430  SH       DEFINED       14,430   0     0
TESORO CORP     COM  881609101   1,000     42,808  SH       DEFINED       42,808   0     0
UNITED MICROELE SPONSORED
 CTRONICS CORP  ADR  910873405   4,315  2,016,536  SH       DEFINED    2,016,536   0     0
VALERO ENERGY
 CORP NEW       COM  91913Y100   1,000     47,529  SH       DEFINED       47,529   0     0
VALERO ENERGY
 CORP NEW       COM  91913Y100   1,069     50,800  CALL     DEFINED       50,800   0     0
WELLS FARGO &
 CO NEW         COM  949746101     236      8,550  SH       DEFINED        8,550   0     0
WELLS FARGO &
 CO NEW         COM  949746101     276     10,000  CALL     DEFINED       10,000   0     0
XILINX INC      COM  983919101      18        550  SH       DEFINED          550   0     0
YAHOO INC       COM  984332106     276     17,110  SH       DEFINED       17,110   0     0
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